Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current liabilities	$ 353	$ 428
Non-current liabilities	1,007	1,723
REFIS liabilities	$ 1,360	$ 2,151
SELIC rate (in percentage)	12.25%	11.75%